Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	$ 20,507,938	$ 38,926,612	$ 19,006,570
Inventories	483,135	124,039	57,829
Intangible assets other than goodwill	6,899	6,397	(130,899)
Property, plant and equipment	3,051,491	2,407,376	2,453,485
Deferred tax liability	(585,726)	(8,973,532)	(9,635,742)
Equity	(3,863,513)	(7,441,370)	(5,842,818)
Other Provisions of Services	24,138	123	(1,900)
Personal expenses	381,973	132,101	286,371
Other fixed operating expenses	1,186,430	97,126	324,911
Financial income	(517,446)	(7,032)	(726,557)
Financial expenses	148,866	13,863	71,640
Subtotal Hyperinflation result	316,247	(13,640,909)	(13,143,680)
Gains from indexed assets and liabilities net	20,824,185	25,285,703	5,862,890
Foreign currency exchange differences	(21,732,058)	(856,350)	18,401,453
Adjustments generated by receivables from electric distribution companies	14,500,519	18,408,579
Exchange effect on account receivable	47,204,873	5,206,396	14,855,933
Exchange effect on account payables	(25,949,443)	(4,541,705)	(2,940,425)
Accounts receivable generated due to Law No. 21,472	105,020,395	11,279,382	(10,220,465)
Accounts payable generated due to Law No. 21,472	(68,073,659)	3,683,482	3,106,322
Cash and cash equivalents
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	3,978,488	(8,872,872)	(8,613,242)
Other financial assets
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross			41,683
Foreign currency exchange differences	6,797,130	(16,979,855)	13,779,941
Other non-financial assets
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	1,926,658	644,567	12,478,960
Foreign currency exchange differences	(2,048,984)	(1,610,766)	(4,278,891)
Trade and other receivables
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	16,027,332	24,019,915	3,086,549
Foreign currency exchange differences	188,909,303	51,987,670	(12,070,666)
Current tax assets and liabilities
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	1,167,884	16,003,529	4,405,500
Foreign currency exchange differences	(88,940)	970,564	475,285
Other financial liabilities (Financial Debt and Derivative Instruments)
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	577,115	(49,998)	41,681
Foreign currency exchange differences	(209,007,288)	(51,548,616)	28,913,122
Trade and other payables
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	1,352,591	(1,281,898)	(275,114)
Foreign currency exchange differences	(147,328,618)	4,694,067	(25,910,351)
Accounts payable to related entities
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	137,734,339	20,900,256	34,745,005
Other provisions
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(617,065)	(409,422)	(772,689)
Other non-financial liabilities
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	73,423	(81)
Foreign currency exchange differences	$ (677,488)	$ (396,798)	$ (8,638,750)